CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended			38 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,892,227)	$ (13,643)	$ (2,815,120)	$ (26,932)	$ (224,578)	$ (3,727)	$ (48,809)	$ (445,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			173,420	950	1,900	158	1,900
Impairment of asset					792	0	0
Amortization of beneficial conversion feature					1,282	0	0
Increase in deferred tax liability					(513)	0	0
Amortization of debt discount			39,625	0
Interest expense on conversion of debt			196,076	0
Stock-based compensation expense			129,787	0
Changes in operating assets and liabilities:
(Increase) in inventory			(1,283,534)	0
(Increase) in prepaid expenses			(170,262)	(6,667)	(1,667)	0	0
(Increase) in other current assets			(107,011)	0
Increase in accounts payable			1,052,119	4,000	130,284	0	0
Increase (decrease) in accounts payable - related party					80,018	(3,000)	7,020
(Decrease) increase in accrued interest payable - related party			38,780	4,553	(7,494)	719	7,257
Net cash used in operating activities			(2,746,122)	(24,096)	(19,976)	(5,850)	(32,632)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash used for acquisitions			(750,000)	0
Technology development			(290,664)	0
Purchase of property and equipment			(493,588)	0
Purchase of other assets					(45,515)	0	0
Net cash used in investing activities			(1,534,252)	0	(45,515)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable			667,000	17,000
Proceeds from note payable - related party					214,358	8,000	33,000
Repayments for note payable - related party					(158,000)	0	0
Proceeds from sale of common stock			3,313,040	5,000	1,354,000	0	0
Donated capital					2,000	0	0
Payments for the purchase of treasury stock					0	0	(5,000)
Net cash provided by financing activities			3,980,040	22,000	1,412,358	8,000	28,000
NET CHANGE IN CASH			(300,334)	(2,096)	1,346,867	2,150	(4,632)
CASH AT BEGINNING OF PERIOD			1,350,580	3,713	3,713	1,563	6,195
CASH AT END OF PERIOD	$ 1,050,246	$ 1,617	1,050,246	1,617	1,350,580	3,713	1,563	$ 1,350,580
SUPPLEMENTAL INFORMATION:
Interest paid			$ 0	$ 0	17,909	0	0
Income taxes paid					$ 0	$ 0	$ 0